CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 37,777,960	$ 49,160,335
Restricted cash	2,562,475	688,414
Accounts receivable, net	23,973,518	16,907,696
Amounts due from related parties	503,069
Inventories	2,841,992	1,259,163
Prepayments and others	4,425,066	4,778,625
Deferred tax assets	263,627	315,402
Total current assets	72,347,707	73,109,635
Non-current assets:
Derivative assets	6,938	260,899
Property, plant, equipment and software, net	86,520,808	60,146,599
Land use right, net	6,633,954	4,220,508
Amounts due from related parties	225,206
Other long-term assets	558,902	204,000
Deferred tax assets	608,578
Total non-current assets	94,554,386	64,832,006
Total assets	166,902,093	137,941,641
Current liabilities:
Short-term bank borrowings		754,979
Accounts payable	16,306,610	10,549,090
Amounts due to related parties	122,512	1,024,647
Salary and welfare payables	3,864,117	4,039,824
Income taxes payable	3,241,109	1,910,245
Advance from customers	1,595,866	1,649,737
Other payables and accrued liabilities	5,612,884	4,477,213
Total current liabilities	30,743,098	24,405,735
Non-current liabilities
Advanced Subsidies	3,120,768
Total non-current liabilities	3,120,768
Total liabilities	33,863,866	24,405,735
Commitments and contingencies
Shareholders' equity:
Ordinary shares (US$0.001 par value; 500,000,000 shares authorized; 335,600,000 and 336,109,400 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	336,109	335,600
Additional paid in capital	84,924,280	78,989,313
Statutory reserves	8,552,344	6,795,484
Retained earnings	33,013,373	23,655,382
Accumulated other comprehensive income	7,304,396	3,760,127
Less: treasury stock, at cost; nil and 2,237,148 shares as of December 31, 2010 and 2011, respectively	(1,092,275)
Total shareholders' equity	133,038,227	113,535,906
Total liabilities and shareholders' equity	$ 166,902,093	$ 137,941,641